CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 91,397	$ 118,572
Term deposits		226,755	134,055
Restricted cash			1,640
Accounts and notes receivable, net of allowance of US$11,487 and US$17,555 as of December 31, 2015 and 2016, respectively (including US$0 and US$21 of accounts receivable from related parties as of December 31, 2015 and 2016, respectively)		127,248	87,517
Inventory		1,922	1,831
Deferred tax assets, current portion	[1]	396	946
Prepaid expenses and other current assets, net of allowance of US$5,612 and US$7,144 as of December 31, 2015 and December 31, 2016, respectively (including US$3,204 and US$1,116 of prepayment to related parties as of December 31, 2015 and 2016, respectively)		47,980	41,739
Total current assets		495,698	386,300
Non-current assets:
Equity investments, net	[2]	79,760	41,134
Property and equipment, net		3,729	5,308
Intangible assets, net		16,468	29,518
Goodwill		226,056	319,280
Deferred tax assets, non-current portion		1,488	968
Consideration prepaid for acquiring an investee		4,081	3,080
Other non-current assets (including US$372 and US$285 of prepayment to related parties as of December 31, 2015 and 2016, respectively)		26,348	16,554
Total Assets		853,628	802,142
Current liabilities:
Accounts payable* (including accounts payable of US$44 and US$5 to related parties and accounts payable of the consolidated variable interest entities without recourse to the Company of US$37,108 and US$55,730 as of December 31, 2015 and 2016, respectively)		58,470	41,613
Receipt in advance* (including receipt in advance of US$0 and US$729 to related parties and receipt in advance of the consolidated variable interest entities without recourse to the Company of US$1,493 and US1,470 as of December 31, 2015 and 2016, respectively)	[3]	1,470	1,493
Deferred revenue* (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$8,179 and US$8,793 as of December 31, 2015 and 2016, respectively)		9,010	10,188
Consideration payable of acquiring an associate/investee* (including consideration payable of acquiring an associate of US$0 and US$2,092 to a related party and consideration payable of acquiring an associate of the consolidated variable interest entities without recourse to the Company of US$3,350 and US$3,526 as of December 31, 2015 and 2016, respectively)		4,176	9,616
Accrued expenses and other current liabilities* (including accrued expenses and other current liabilities of US$0 and US$62 to a related party and accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$4,184 and US$4,261 as of December 31, 2015 and 2016, respectively)		29,231	24,661
Tax payable* (including tax payable of the consolidated variable interest entities without recourse to the Company of US$13,430 and US$7,756 as of December 31, 2015 and 2016, respectively)		7,915	13,875
Short term borrowing		2,850	2,575
Convertible debt, net			172,500
Consideration received from shareholder		46,521
Total current liabilities		159,643	276,521
Non-current liabilities:
Derivative liability of contingent interest		7,205
Convertible debt, net of unamortized debt issuance costs and derivative liability of contingent interest of US$14,628		207,040
Deferred tax liabilities, non-current* (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$6,840 and US$3,976 as of December 31, 2015 and 2016, respectively)	[3]	3,976	6,979
Total Liabilities		377,864	283,500
Commitments and contingencies
Mezzanine equity			4,211
NQ Mobile Inc.’s shareholders’ equity
Additional paid-in capital		710,236	580,932
Consideration receivable on disposal of FL Mobile		(42,215)
Statutory reserve		20,617	12,149
Treasury stock at cost (13,896,085 and 10,671,880 shares, respectively, as of December 31, 2015 and 2016, respectively)		(9,548)	(13,414)
Accumulated deficit		(243,649)	(94,359)
Accumulated other comprehensive loss		(49,647)	(25,854)
Total NQ Mobile Inc.’s shareholders’ equity		385,843	459,502
Non-controlling interest		89,921	54,929
Total equity		475,764	514,431
Total Liabilities, Mezzanine equity and Equity		853,628	802,142
Class A common shares [Member]
NQ Mobile Inc.’s shareholders’ equity
Common shares		44	43
Class B common shares [Member]
NQ Mobile Inc.’s shareholders’ equity
Common shares		$ 5	$ 5

[1]	Deferred income tax assets are evaluated on the basis of each operating entity. For any entities which are not to be expected to generate enough taxable income in the future, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2016, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, and accruals. The total non-current deferred income tax assets were resulted from long-term investment impairment and net operating losses.
[2]	Balances are presented using period-end exchange rate of RMB against USD.
[3]	All of the VIEs’ assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 1(e)).